Trading securities and financial assets measured at FVIS (Tables)	12 Months Ended
Sep. 30, 2021
Trading securities and financial assets measured at FVIS
Schedule of trading securities and financial assets measured at FVIS

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Trading securities	15,019	17,776	13,018	15,519
Reverse repurchase agreements	2,937	20,401	2,763	20,401
Other financial assets measured at FVIS	3,145	2,490	2,998	2,110
Total trading securities and financial assets measured at FVIS	21,101	40,667	18,779	38,030

Trading securities include the following:

Government and semi-government securities	11,432	14,667	9,535	12,542
Other debt securities	3,064	3,044	2,960	2,913
Equity securities	3	4	3	3
Other	520	61	520	61
Total trading securities	15,019	17,776	13,018	15,519

Other financial assets measured at FVIS include:

Other debt securities	3,038	2,045	2,975	1,703
Equity securities	107	445	23	407
Total other financial assets measured at FVIS	3,145	2,490	2,998	2,110